Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
20 Goodwill
	2012				2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group		Private Banking & Wealth Management	Investment Banking	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,471	6,202	8,673		2,481	6,186	8,667

Goodwill acquired during the year	28	0	28		0	0	0

Foreign currency translation impact	(54)	(138)	(192)		(12)	16	4

Other	(36)	(2)	(38)	[1]	2	0	2

Balance at end of period	2,409	6,062	8,471		2,471	6,202	8,673

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82		0	82	82

Balance at end of period	0	82	82		0	82	82

Net book value (CHF million)

Net book value	2,409	5,980	8,389		2,471	6,120	8,591

1 Includes tax benefit adjustments arising from the amortization of tax goodwill in connection with the purchase of the residual minority stake in Hedging-Griffo in 2012.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2012 and 2011, the Group’s market capitalization was below book value.
In estimating the >>>fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

Based on its goodwill impairment analysis performed as of December 31, 2012, the Group concluded that the estimated fair value for the three reporting units within its Private Banking & Wealth Management segment substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2012.

There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value exceeded its carrying value by 10%. The goodwill allocated to this reporting unit has become more sensitive to an impairment as the valuation of the reporting unit is highly correlated with economic and financial market conditions, client trading and investing activity and the regulatory environment in which it operates. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2012 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.

The results of the impairment evaluation of the Investment Banking reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future with respect to the CHF 5,980 million of goodwill recorded in Investment Banking.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2012, the Group completed the acquisition of HSBC’s private banking business in Japan that generated goodwill upon consolidation. During 2011, there were no acquisitions that generated goodwill upon consolidation.

Goodwill was negatively impacted by foreign exchange fluctuations in goodwill denominated in US dollars in 2012.

Bank
Goodwill
19 Goodwill
end of	2012			2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,260	5,522	7,782	2,269	5,507	7,776

Goodwill acquired during the year	28	0	28	0	0	0

Foreign currency translation impact	(65)	(138)	(203)	(11)	15	4

Other	(13)	(2)	(15)	2	0	2

Balance at end of period	2,210	5,382	7,592	2,260	5,522	7,782

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82	0	82	82

Balance at end of period	0	82	82	0	82	82

Net book value (CHF million)

Net book value	2,210	5,300	7,510	2,260	5,440	7,700

> Refer to “Note 20 – Goodwill” in V – Consolidated financial statements – Credit Suisse Group for further information.